Stock-based compensation (Tables)	12 Months Ended
Mar. 31, 2021
Schedule of Share-based Payment Award, Stock Options, Valuation Assumptions
The fair value of options has been estimated on the dates of each grant using a binomial option pricing model with the following assumptions:

	Years ended March 31,
	2019	2020	2021
Dividend yield	0.62%-0.65%	0.61%-0.85%	0.61%
Expected volatility	14.53%-18.68%	15.30%-20.13%	20.13%-28.93%
Risk-free interest rate	7.23%-8.31%	5.81%-6.70%	4.63%-5.75%
Expected term (in years)	2.78-5.16	2.82-5.42	2.65-5.43

Schedule of Share-based Compensation, Stock Options, Activity
Activity in the options available to be granted under the Employee Stock Option Scheme is as follows:

	Number of options available to be granted year ending March 31,
	2019	2020	2021
Options available to be granted, beginning of period	235,683,200	202,413,370	159,487,350
Equity shares allocated for grant under the plan	—	—	—
Options granted	(39,790,000)	(47,773,600)	(57,466,600)
Forfeited/lapsed	6,520,170	4,847,580	2,673,420

Options available to be granted, end of period	202,413,370	159,487,350	104,694,170

Activity in the options outstanding under the Employee Stock Option Scheme is as follows:

	Years ended March 31 ,
	2019			2020			2021
	Options	Weighted average exercise price		Options	Weighted average exercise price		Options	Weighted average exercise price
Options outstanding, beginning of period	150,887,600	Rs.	525.11	136,612,822	Rs.	682.99	142,865,602	Rs.	899.03
Granted	39,790,000		1,030.24	47,773,600		1,220.13	57,466,600		1,235.80
Exercised	(47,544,608)		462.89	(36,673,240)		504.10	(29,490,022)		596.85
Forfeited	(6,410,770)		759.21	(4,813,580)		965.64	(2,032,110)		1,163.29
Lapsed	(109,400)		418.55	(34,000)		568.10	(641,310)		929.57

Options outstanding, end of period	136,612,822	Rs.	682.99	142,865,602	Rs.	899.03	168,168,760	Rs.	1,063.79

Options exercisable, end of period	80,609,722	Rs.	508.89	64,464,392	Rs.	638.18	64,453,260	Rs.	834.48
Weighted average fair value of options granted during the year		Rs.	262.79		Rs.	305.78		Rs.	320.42

Schedule of Share-based Compensation, Shares Authorized under Stock Option Plans, by Exercise Price Range
The following summarizes information about stock options outstanding as of March 31, 2021:

		As of March 31 , 2021
Plan	Range of exercise price	Number of shares arising out of options	Weighted average remaining life (years)	Weighted average exercise price
Plan C	Rs.417.75 (or US$ 5.71)	9,700	0.32	417.75
Plan F	Rs.417.75 to Rs. 731.08 (or US$ 5.71 to US$ 10.00)	34,974,270	1.48	610.67
Plan G	Rs.882.85 to Rs. 1,235.80 (or US$ 12.07 to US$ 16.90)	133,184,790	3.18	1,182.83